MyDestination 2025 Fund Investment Objectives and Goals - MyDestination 2025 Fund	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	GuideStone Funds MyDestination 2025 Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MyDestination 2025 Fund seeks the highest total return over time consistent with its asset mix. Total return includes capital appreciation and income.